Equity Transactions (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended
	Jun. 27, 2018	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Common stock, shares authorized		500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share issued		16,795,474	16,795,474	626,989	626,989
Shares issued during period to outside investors		16,168,450	16,168,485
Shares issued during period to outside investors, value			$ 161,685
Number of warrant issued		16,168,485	16,168,485
Warrant description			These warrants were offered as part of the Company's capital raise, which consist of one warrant and one share of the Company's common share at $0.01/unit.
Warrant exercise price				$ 0.20
Increase in additional paid in capital			$ 14,644
Reverse stock split description	1,000 for 1 reverse split		During the years ended December 31, 2019 and December 31, 2018 there we no equity transactions, except for the reverse stock split that occurred on June 27, 2018.